Other Expense, Net (Tables)	3 Months Ended
Mar. 31, 2022
Other Expense, Net [Abstract]
Schedule of condensed consolidated statements of operations and comprehensive loss
	March 31, 2022	March 31, 2021
Other expense, net:
Interest income	$2	$5
Change in fair value of derivative and warrant liability	(592)	(1,403)
Other expense, net	(467)	(328)
Total other expense, net	$(1,057)	$(1,726)